Fees Summary	Nov. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 114,540,376.80
Previously Paid Amount	0.00
Total Fee Amount	9,965.01
Total Offset Amount	0.00
Net Fee	$ 9,965.01
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A